Accrued Expenses - Summary of Accrued Expenses (Detail) - USD ($) $ in Thousands	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Payables and Accruals [Abstract]
Accrued research and development costs	$ 890	$ 1,614	$ 466
Accrued compensation	901	961	617
Accrued professional fees	1,176	564	114
Miscellaneous accrued expenses	188	382	93
Total accrued expenses	$ 3,155	$ 3,521	$ 1,290